Income Tax Benfit/Expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expenses [Abstract]
Schedule of Income Tax Benfit/Expense
	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Current income tax expense	917,273	-	182,847	40,902
Deferred tax	-	-	339,650	75,978
Over provision in prior year	(7,508,254)	(619,698)	(37,835)	(8,464)
Income tax (benefit)/expense	(6,590,981)	(619,698)	484,662	108,416

Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax

The tax on the Company’s profit before income tax differs from the theoretical amount that would arise using the Malaysia’s standard rate of income tax as follows

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Profit before income tax	13,723,995	32,595,442	34,356,110	7,685,243

Tax calculated at tax rate of 24%	3,293,759	7,822,906	8,245,466	1,844,458
Effects of:
- Non-taxable income	(5,032,188)	(13,656,207)	(12,684,724)	(2,837,492)
- Unutilised tax losses forfeited	2,437,874	-	-	-
- Unabsorbed tax losses	-	5,346,477	1,754,860	392,552
- Expenses not deductible for tax purposes	217,828	486,824	2,867,245	641,384
	917,273	-	182,847	40,902
Deferred tax	-	-	339,650	75,978
Over provision in prior year	(7,508,254)	(619,698)	(37,835)	(8,464)
	(6,590,981)	(619,698)	484,662	108,416